Streaming Arrangement - Contract liability and gold delivered (Details) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 ZAR (R) $ / Ounce oz	Jun. 30, 2024 ZAR (R) oz	Dec. 16, 2023 $ / Ounce	Jun. 30, 2023 ZAR (R) oz	Dec. 16, 2022 $ / Ounce	Jun. 30, 2022 ZAR (R) oz	Dec. 16, 2021 $ / Ounce
Disclosure of streaming arrangement [Line Items]
Finance costs related to significant financing component		R 18		R 41		R 67
Streaming contract revenue		(323)		(338)		R (471)
Current portion of streaming contract liability	R 85	85		285
Non-current portion of streaming contract liability	R 0	R 0		R 105
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Balance of ounces to be delivered | oz	9,164	9,164		38,888		61,157
Gold ounces delivered | oz		(29,724)		(22,269)
Balance of ounces to be delivered | oz	9,164	9,164		38,888		61,157
Contract price receivable for each ounce of gold delivered | $ / Ounce	451		446		442		437
Balance at beginning of year		R 390		R 687
Finance costs related to significant financing component		18		41
Streaming contract revenue		(323)		(338)
Balance at end of year	R 85	85		390		R 687
Current portion of streaming contract liability	85	85		285
Non-current portion of streaming contract liability	R 0	R 0		R 105